The Penn Mutual Life Insurance Company

Variable Annuity Account III

Audited Financial Statements

as of December 31, 2020

and for the periods presented

PricewaterhouseCoopers LLP Two Commerce Square, Suite 1800 2001 Market Street Philadelphia, PA 19103 Telephone (267) 330 3000 Facsimile (267) 330 3300 www.pwc.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Penn Mutual Life Insurance Company and the Contract Owners of Penn Mutual Variable Annuity Account III:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund, High Yield Bond Fund, Flexibly Managed Fund, Balanced Fund, Large Growth Stock Fund, Large Cap Growth Fund, Large Core Growth Fund, Large Cap Value Fund, Large Core Value Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Small Cap Index Fund, Developed International Index Fund, International Equity Fund, Emerging Markets Equity Fund, Real Estate Securities Fund, Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund, Conservative Allocation Fund, High Income Bond Fund II, Financial Services Fund, Health Care Fund, Russell 2000 1.5x Strategy Fund, Nova Fund, NASDAQ-100 Fund, Technology Fund, Inverse S&P 500 Strategy Fund, Government Long Bond 1.2x Strategy Fund, U.S. Government Money Market Fund, Utilities Fund, Equity Income Portfolio II, and International Stock Portfolio (constituting Penn Mutual Variable Annuity Account III, hereafter collectively referred to as the “Subaccounts”) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, and the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts as of December 31, 2020, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on the Subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

April 7th, 2021

We have served as the auditor of one or more of the Subaccounts in Penn Mutual Variable Annuity Account III since 2004.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund
Assets:
Investments at fair value	$131,803,670	$68,800,276	$244,983,905	$121,708,081
Dividends receivable	1,264	—	—	—
Receivable for securities sold	1,734,474	—	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	1,438,266	5,425,703	2,119,958

Total Net Assets	$133,539,408	$67,362,010	$239,558,202	$119,588,123

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$27,961,269	$13,485,531	$47,675,383	$25,071,227
Diversifier II/Optimizer/Retirement Planner VA	2,116,244	1,786,199	5,820,656	7,165,514
Inflation Protector Variable Annuity	6,456,420	4,798,515	18,279,226	8,105,874
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	9,717,321	6,817,417	18,030,346	8,829,192
Penn Freedom	22,990,508	16,036,453	50,794,750	18,620,766
Smart Foundation Flex	13,057,147	5,247,775	27,539,976	11,507,716
Smart Foundation Plus	25,676,941	9,844,006	30,778,509	18,823,996
Smart Foundation VA	25,563,558	9,346,114	40,578,877	21,393,507
Smart Foundation Advisory VA	—	—	60,479	70,331

Total Net Assets	$133,539,408	$67,362,010	$239,558,202	$119,588,123

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$10.57	$14.26	$21.36	$31.37

Diversifier II/Optimizer/Retirement Planner VA	$21.95	$18.14	$48.61	$112.55

Inflation Protector Variable Annuity	$8.63	$10.04	$12.56	$16.87

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$10.59	$14.42	$21.60	$31.71

Penn Freedom	$9.38	$12.53	$17.86	$29.89

Smart Foundation Flex	$8.84	$10.06	$11.79	$15.70

Smart Foundation Plus	$8.88	$10.11	$11.84	$15.77

Smart Foundation VA	$9.04	$10.29	$12.05	$16.05

Smart Foundation Advisory VA	$10.08	$11.03	$12.18	$12.85

Number of Shares	133,539,408	5,053,414	13,799,436	7,464,927
Cost of Investments	$133,539,408	$63,082,491	$205,008,482	$92,126,154

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund
Assets:
Investments at fair value	$4,466,253,936	$59,916,781	$309,882,851	$38,850,047
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	2,254,996	323,313	957,886	156,487

Total Net Assets	$4,463,998,940	$59,593,468	$308,924,965	$38,693,560

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$627,692,645	$9,505,263	$52,648,901	$7,042,313
Diversifier II/Optimizer/Retirement Planner VA	179,662,623	7,364,119	32,560,839	1,671,797
Inflation Protector Variable Annuity	396,911,074	4,125,553	9,835,256	952,693
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	215,700,671	6,152,928	18,218,879	3,099,461
Penn Freedom	675,103,466	9,505,297	43,045,381	6,845,069
Smart Foundation Flex	529,949,898	6,720,770	29,444,598	4,213,453
Smart Foundation Plus	747,047,609	7,666,976	58,956,490	7,983,397
Smart Foundation VA	1,091,114,961	8,552,562	64,214,621	6,885,377
Smart Foundation Advisory VA	815,993	—	—	—

Total Net Assets	$4,463,998,940	$59,593,468	$308,924,965	$38,693,560

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$73.03	$23.88	$26.21	$27.80

Diversifier II/Optimizer/Retirement Planner VA*	$445.88	$24.33	$363.34	$28.58

Inflation Protector Variable Annuity	$29.00	$22.86	$45.35	$31.82

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$73.84	$24.03	$26.50	$28.06

Penn Freedom	$52.49	$23.73	$37.14	$27.54

Smart Foundation Flex	$25.81	$20.43	$39.76	$29.71

Smart Foundation Plus	$25.93	$20.52	$39.94	$29.84

Smart Foundation VA	$26.40	$20.89	$40.66	$30.38

Smart Foundation Advisory VA	$16.68	$15.25	$23.11	$21.68

Number of Shares	57,883,804	2,185,312	4,327,892	1,266,151
Cost of Investments	$2,298,154,574	$36,612,455	$151,046,986	$22,803,691

*	The accumulated unit value for Diversifier II Non-Qualified in the Large Growth Stock Fund is

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund	Index 500 Fund
Assets:
Investments at fair value	$118,966,290	$89,190,422	$73,154,979	$333,729,035
Dividends receivable	—	—	—	—
Receivable for securities sold	329,601	679,071	407,669	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	—	—	788,354

Total Net Assets	$119,295,891	$89,869,493	$73,562,648	$332,940,681

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$18,793,196	$14,051,256	$16,882,212	$48,016,819
Diversifier II/Optimizer/Retirement Planner VA	32,433,511	20,297,920	9,486,015	19,769,726
Inflation Protector Variable Annuity	2,803,386	2,613,704	1,978,772	26,847,000
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	11,448,920	6,343,017	6,570,113	23,420,066
Penn Freedom	13,036,133	21,421,992	16,244,014	60,460,497
Smart Foundation Flex	5,225,814	5,830,214	6,659,217	34,262,476
Smart Foundation Plus	14,893,761	12,149,202	5,873,953	52,646,100
Smart Foundation VA	20,661,170	7,162,188	9,868,352	67,517,997
Smart Foundation Advisory VA	—	—	—	—

Total Net Assets	$119,295,891	$89,869,493	$73,562,648	$332,940,681

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$42.22	$24.26	$19.70	$32.56

Diversifier II/Optimizer/Retirement Planner VA	$43.01	$102.83	$20.07	$51.77

Inflation Protector Variable Annuity	$50.86	$21.98	$23.25	$33.86

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$42.48	$24.53	$19.82	$32.92

Penn Freedom	$41.96	$23.07	$19.58	$35.20

Smart Foundation Flex	$45.48	$20.28	$22.01	$29.61

Smart Foundation Plus	$45.68	$20.37	$22.11	$29.74

Smart Foundation VA	$46.51	$20.74	$22.51	$30.28

Smart Foundation Advisory VA	$30.18	$13.16	$14.10	$17.66

Number of Shares	2,383,534	2,711,813	3,173,540	10,304,571
Cost of Investments	$52,078,400	$59,620,283	$48,608,867	$195,056,787

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund	SMID Cap Growth Fund
Assets:
Investments at fair value	$139,697,460	$64,096,446	$41,687,994	$76,856,272
Dividends receivable	—	—	—	—
Receivable for securities sold	1,326,431	617,723	5,556	1,157,452

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	—	—	—

Total Net Assets	$141,023,891	$64,714,169	$41,693,550	$78,013,724

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$30,903,234	$11,855,598	$7,820,379	$7,878,113
Diversifier II/Optimizer/Retirement Planner VA	11,156,962	6,460,206	1,631,268	1,069,708
Inflation Protector Variable Annuity	2,426,424	2,720,573	1,838,858	4,098,832
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	11,129,766	4,269,445	3,706,702	4,925,764
Penn Freedom	27,500,728	12,536,079	10,659,043	16,938,538
Smart Foundation Flex	8,075,565	7,718,435	3,058,554	12,438,546
Smart Foundation Plus	29,372,694	11,670,369	6,234,254	11,638,877
Smart Foundation VA	20,458,518	7,483,464	6,744,492	19,025,346
Smart Foundation Advisory VA	—	—	—	—

Total Net Assets	$141,023,891	$64,714,169	$41,693,550	$78,013,724

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$29.36	$33.14	$30.92	$44.06

Diversifier II/Optimizer/Retirement Planner VA	$64.84	$43.69	$31.80	$44.88

Inflation Protector Variable Annuity	$40.28	$18.25	$25.45	$42.39

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$29.66	$33.50	$31.21	$44.33

Penn Freedom	$47.13	$27.64	$30.64	$43.79

Smart Foundation Flex	$35.29	$16.74	$22.28	$37.54

Smart Foundation Plus	$35.45	$16.81	$22.38	$37.71

Smart Foundation VA	$36.09	$17.12	$22.79	$38.40

Smart Foundation Advisory VA	$25.86	$10.06	$12.49	$24.93

Number of Shares	3,596,631	2,789,404	1,523,330	1,489,380
Cost of Investments	$70,233,836	$55,614,399	$31,914,024	$43,253,168

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
Assets:
Investments at fair value	$38,916,057	$91,982,127	$117,985,840	$59,846,825
Dividends receivable	—	—	—	—
Receivable for securities sold	1,479,969	2,030,304	4,477,507	2,770,097

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	—	—	—

Total Net Assets	$40,396,026	$94,012,431	$122,463,347	$62,616,922

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$4,322,602	$23,606,367	$26,467,701	$5,823,196
Diversifier II/Optimizer/Retirement Planner VA	925,603	9,940,830	11,220,880	584,509
Inflation Protector Variable Annuity	4,947,064	1,470,726	4,775,191	6,652,593
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	2,905,954	7,273,082	9,488,973	2,756,005
Penn Freedom	8,434,506	11,713,186	33,373,834	13,173,921
Smart Foundation Flex	4,569,870	5,210,014	9,964,249	9,621,657
Smart Foundation Plus	5,918,758	23,709,941	15,126,395	9,065,801
Smart Foundation VA	8,371,669	11,027,806	12,046,124	14,939,240
Smart Foundation Advisory VA	—	60,479	—	—

Total Net Assets	$40,396,026	$94,012,431	$122,463,347	$62,616,922

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$24.33	$38.93	$54.55	$25.48

Diversifier II/Optimizer/Retirement Planner VA	$24.79	$73.79	$81.05	$25.95

Inflation Protector Variable Annuity	$22.81	$30.13	$25.11	$27.80

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$24.49	$39.36	$55.15	$25.64

Penn Freedom	$24.18	$23.73	$42.32	$25.32

Smart Foundation Flex	$20.98	$29.08	$21.16	$24.26

Smart Foundation Plus	$21.07	$29.21	$21.25	$24.36

Smart Foundation VA	$21.45	$29.74	$21.64	$24.81

Smart Foundation Advisory VA	$11.47	$19.84	$11.98	$14.74

Number of Shares	1,403,615	1,500,119	3,043,324	2,080,296
Cost of Investments	$33,352,940	$55,457,886	$87,758,551	$42,944,131

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund
Assets:
Investments at fair value	$53,368,199	$202,974,474	$88,423,318	$86,490,514
Dividends receivable	—	—	—	—
Receivable for securities sold	239,529	—	585,864	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	2,082,799	—	1,279,808

Total Net Assets	$53,607,728	$200,891,675	$89,009,182	$85,210,706

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$5,831,037	$49,304,385	$17,001,021	$15,879,063
Diversifier II/Optimizer/Retirement Planner VA	554,294	19,100,979	3,045,026	2,906,778
Inflation Protector Variable Annuity	6,771,543	8,694,058	5,606,927	7,175,118
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	3,387,862	16,041,746	7,030,045	5,482,634
Penn Freedom	14,037,167	49,300,815	27,737,711	18,253,202
Smart Foundation Flex	7,250,952	14,528,826	8,170,041	8,679,558
Smart Foundation Plus	4,075,882	22,687,198	9,450,566	12,455,469
Smart Foundation VA	11,698,991	21,153,030	10,967,845	14,378,884
Smart Foundation Advisory VA	—	80,638	—	—

Total Net Assets	$53,607,728	$200,891,675	$89,009,182	$85,210,706

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$13.47	$30.78	$12.61	$37.63

Diversifier II/Optimizer/Retirement Planner VA	$13.72	$69.21	$12.85	$38.70

Inflation Protector Variable Annuity	$14.97	$20.52	$12.26	$22.22

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$13.55	$31.12	$12.69	$37.99

Penn Freedom	$13.38	$39.05	$12.53	$37.28

Smart Foundation Flex	$16.00	$19.03	$13.30	$19.75

Smart Foundation Plus	$16.07	$19.12	$13.36	$19.84

Smart Foundation VA	$16.36	$19.46	$13.60	$20.20

Smart Foundation Advisory VA	$13.74	$16.71	$14.38	$12.98

Number of Shares	3,363,095	5,148,428	5,961,767	3,231,350
Cost of Investments	$42,534,270	$122,356,327	$68,625,274	$62,939,799

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
Assets:
Investments at fair value	$66,717,336	$213,003,959	$271,991,135	$92,084,897
Dividends receivable	—	—	—	—
Receivable for securities sold	39,971	61,666	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	—	863,615	176,087

Total Net Assets	$66,757,307	$213,065,625	$271,127,520	$91,908,810

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$11,128,364	$39,286,987	$45,941,673	$17,666,464
Diversifier II/Optimizer/Retirement Planner VA	655,012	1,323,072	2,723,137	2,227,314
Inflation Protector Variable Annuity	10,027,728	27,630,778	31,618,504	8,534,350
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	3,820,953	16,775,450	29,729,723	9,732,830
Penn Freedom	9,680,579	44,161,041	52,721,144	17,220,704
Smart Foundation Flex	8,434,840	33,475,578	35,721,245	7,309,795
Smart Foundation Plus	9,325,607	23,331,232	33,422,358	19,013,777
Smart Foundation VA	13,684,224	27,081,487	39,249,736	10,203,576
Smart Foundation Advisory VA	—	—	—	—

Total Net Assets	$66,757,307	$213,065,625	$271,127,520	$91,908,810

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$19.99	$20.72	$18.49	$16.45

Diversifier II/Optimizer/Retirement Planner VA	$20.37	$21.11	$18.84	$16.76

Inflation Protector Variable Annuity	$21.46	$20.32	$18.26	$15.81

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$20.12	$20.85	$18.61	$16.56

Penn Freedom	$19.87	$20.59	$18.38	$16.35

Smart Foundation Flex	$19.95	$18.89	$17.02	$14.87

Smart Foundation Plus	$20.04	$18.97	$17.10	$14.94

Smart Foundation VA	$20.40	$19.32	$17.41	$15.21

Smart Foundation Advisory VA	$14.40	$14.21	$13.75	$12.96

Number of Shares	2,854,096	8,826,248	12,634,088	4,839,853
Cost of Investments	$45,878,099	$137,456,757	$174,323,028	$70,029,691

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Conservative Allocation Fund	High Income Bond Fund II†	Financial Services Fund†	Health Care Fund†
Assets:
Investments at fair value	$58,564,066	$—	$—	$—
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	545,051	—	—	—

Total Net Assets	$58,019,015	$—	$—	$—

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$13,924,358	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA	500,467	—	—	—
Inflation Protector Variable Annuity	4,031,218	—	—	—
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	5,549,356	—	—	—
Penn Freedom	10,824,241	—	—	—
Smart Foundation Flex	2,656,392	—	—	—
Smart Foundation Plus	14,372,254	—	—	—
Smart Foundation VA	6,160,729	—	—	—
Smart Foundation Advisory VA	—	—	—	—

Total Net Assets	$58,019,015	$—	$—	$—

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$14.41	$—	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$14.68	$—	$—	$—

Inflation Protector Variable Annuity	$13.40	$—	$—	$—

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$14.50	$—	$—	$—

Penn Freedom	$14.33	$—	$—	$—

Smart Foundation Flex	$12.83	$—	$—	$—

Smart Foundation Plus	$12.88	$—	$—	$—

Smart Foundation VA	$13.12	$—	$—	$—

Smart Foundation Advisory VA	$12.26	$—	$—	$—

Number of Shares	3,495,121	—	—	—
Cost of Investments	$49,811,743	$—	$—	$—

†	The Fund held no assets at December 31, 2020 in Account III. The fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Russell 2000 1.5x Strategy Fund†	Nova Fund†	NASDAQ-100 Fund†	Technology Fund†
Assets:
Investments at fair value	$—	$—	$—	$—
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	—	—	—

Total Net Assets	$—	$—	$—	$—

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA	—	—	—	—
Inflation Protector Variable Annuity	—	—	—	—
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	—	—	—	—
Penn Freedom	—	—	—	—
Smart Foundation Flex	—	—	—	—
Smart Foundation Plus	—	—	—	—
Smart Foundation VA	—	—	—	—
Smart Foundation Advisory VA	—	—	—	—

Total Net Assets	$—	$—	$—	$—

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$—	$—	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$—	$—	$—	$—

Inflation Protector Variable Annuity	$—	$—	$—	$—

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$—	$—	$—	$—

Penn Freedom	$—	$—	$—	$—

Smart Foundation Flex	$—	$—	$—	$—

Smart Foundation Plus	$—	$—	$—	$—

Smart Foundation VA	$—	$—	$—	$—

Smart Foundation Advisory VA	$—	$—	$—	$—

Number of Shares	—	—	—	—
Cost of Investments	$—	$—	$—	$—

†	The Fund held no assets at December 31, 2020 in Account III. The fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Inverse S&P 500 Strategy Fund†	Government Long Bond 1.2x Strategy Fund†	U.S. Government Money Market Fund†	Utilites Fund†
Assets:
Investments at fair value	$—	$—	$—	$—
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	—	—	—

Total Net Assets	$—	$—	$—	$—

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA	—	—	—	—
Inflation Protector Variable Annuity	—	—	—	—
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	—	—	—	—
Penn Freedom	—	—	—	—
Smart Foundation Flex	—	—	—	—
Smart Foundation Plus	—	—	—	—
Smart Foundation VA	—	—	—	—
Smart Foundation Advisory VA	—	—	—	—

Total Net Assets	$—	$—	$—	$—

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$—	$—	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$—	$—	$—	$—

Inflation Protector Variable Annuity	$—	$—	$—	$—

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$—	$—	$—	$—

Penn Freedom	$—	$—	$—	$—

Smart Foundation Flex	$—	$—	$—	$—

Smart Foundation Plus	$—	$—	$—	$—

Smart Foundation VA	$—	$—	$—	$—

Smart Foundation Advisory VA	$—	$—	$—	$—

Number of Shares	—	—	—	—
Cost of Investments	$—	$—	$—	$—

†	The Fund held no assets at December 31, 2020 in Account III. The fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Equity Income Portfolio II†	International Stock Portfolio†
Assets:
Investments at fair value	$—	$—
Dividends receivable	—	—
Receivable for securities sold	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—
Payable for securities purchased	—	—

Total Net Assets	$—	$—

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$—	$—
Diversifier II/Optimizer/Retirement Planner VA	—	—
Inflation Protector Variable Annuity	—	—
Olympia XT Advisor	—	—
Penn Freedom Advisor	—	—
Pennant Select	—	—
Penn Freedom	—	—
Smart Foundation Flex	—	—
Smart Foundation Plus	—	—
Smart Foundation VA	—	—
Smart Foundation Advisory VA	—	—

Total Net Assets	$—	$—

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$—	$—

Inflation Protector Variable Annuity	$—	$—

Olympia XT Advisor	$—	$—

Penn Freedom Advisor	$—	$—

Pennant Select	$—	$—

Penn Freedom	$—	$—

Smart Foundation Flex	$—	$—

Smart Foundation Plus	$—	$—

Smart Foundation VA	$—	$—

Smart Foundation Advisory VA	$—	$—

Number of Shares	—	—
Cost of Investments	$—	$—

†	The Fund held no assets at December 31, 2020 in Account III. The fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund	Flexibly Managed Fund
Net Investment Income (Loss):
Dividends	$221,504	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	1,502,594	903,410	3,047,931	1,505,854	53,726,842
Contract administration charges	166,526	100,353	335,060	159,957	5,765,542

Net investment income (loss)	(1,447,616)	(1,003,763)	(3,382,991)	(1,665,811)	(59,492,384)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	2,461,442	11,950,096	6,454,491	247,125,054
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	—	2,461,442	11,950,096	6,454,491	247,125,054
Net change in unrealized gain (loss) of investments	—	(97,889)	6,241,316	1,158,191	430,974,088

Net realized and unrealized gain (loss) on investments	—	2,363,553	18,191,412	7,612,682	678,099,142

Net increase (decrease) in net assets resulting from operations	$(1,447,616)	$1,359,790	$14,808,421	$5,946,871	$618,606,758

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	744,715	3,515,837	455,042	1,154,833	1,080,680
Contract administration charges	73,772	356,132	48,946	96,129	95,923

Net investment income (loss)	(818,487)	(3,871,969)	(503,988)	(1,250,962)	(1,176,603)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	4,821,235	33,615,060	4,048,730	14,535,480	5,284,628
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	4,821,235	33,615,060	4,048,730	14,535,480	5,284,628
Net change in unrealized gain (loss) of investments	3,079,123	52,655,811	3,269,498	36,629,804	(3,698,498)

Net realized and unrealized gain (loss) on investments	7,900,358	86,270,871	7,318,228	51,165,284	1,586,130

Net increase (decrease) in net assets resulting from operations	$7,081,871	$82,398,902	$6,814,240	$49,914,322	$409,527

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Large Core Value Fund	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	855,528	3,847,953	1,487,638	819,063	506,074
Contract administration charges	85,674	406,920	156,634	83,071	55,431

Net investment income (loss)	(941,202)	(4,254,873)	(1,644,272)	(902,134)	(561,505)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	5,079,842	26,546,451	16,832,500	3,769,357	2,612,130
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	5,079,842	26,546,451	16,832,500	3,769,357	2,612,130
Net change in unrealized gain (loss) of investments	(3,138,562)	26,119,366	31,771,407	(13,405,197)	(2,186,195)

Net realized and unrealized gain (loss) on investments	1,941,280	52,665,817	48,603,907	(9,635,840)	425,935

Net increase (decrease) in net assets resulting from operations	$1,000,078	$48,410,944	$46,959,635	$(10,537,974)	$(135,570)

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	827,317	476,579	992,711	1,426,665	702,488
Contract administration charges	91,234	51,814	101,015	148,338	77,344

Net investment income (loss)	(918,551)	(528,393)	(1,093,726)	(1,575,003)	(779,832)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	9,526,790	1,332,431	7,328,184	8,971,366	3,701,588
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	9,526,790	1,332,431	7,328,184	8,971,366	3,701,588
Net change in unrealized gain (loss) of investments	18,225,449	(689,468)	16,719,302	(7,721,852)	7,418,010

Net realized and unrealized gain (loss) on investments	27,752,239	642,963	24,047,486	1,249,514	11,119,598

Net increase (decrease) in net assets resulting from operations	$26,833,688	$114,570	$22,953,760	$(325,489)	$10,339,766

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund	Aggressive Allocation Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	647,842	2,378,197	1,048,088	1,098,597	833,363
Contract administration charges	71,754	246,752	114,988	119,397	91,641

Net investment income (loss)	(719,596)	(2,624,949)	(1,163,076)	(1,217,994)	(925,004)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	994,382	12,492,582	1,438,607	4,949,457	3,673,936
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	994,382	12,492,582	1,438,607	4,949,457	3,673,936
Net change in unrealized gain (loss) of investments	2,578,182	13,355,415	6,834,651	(8,482,456)	1,855,992

Net realized and unrealized gain (loss) on investments	3,572,564	25,847,997	8,273,258	(3,532,999)	5,529,928

Net increase (decrease) in net assets resulting from operations	$2,852,968	$23,223,048	$7,110,182	$(4,750,993)	$4,604,924

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund	High Income Bond Fund II†
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$4,754

Expense:
Mortality and expense risk charges	2,642,936	3,473,639	1,161,356	715,867	650
Contract administration charges	292,152	385,059	126,901	80,126	66

Net investment income (loss)	(2,935,088)	(3,858,698)	(1,288,257)	(795,993)	4,038

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	11,663,590	15,918,380	4,256,178	2,347,829	(2,401)
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	11,663,590	15,918,380	4,256,178	2,347,829	(2,401)
Net change in unrealized gain (loss) of investments	5,634,903	7,264,819	2,338,284	1,394,808	(2,941)

Net realized and unrealized gain (loss) on investments	17,298,493	23,183,199	6,594,462	3,742,637	(5,342)

Net increase (decrease) in net assets resulting from operations	$14,363,405	$19,324,501	$5,306,205	$2,946,644	$(1,304)

†	The Fund held no assets at December 31, 2020 in Account III. The fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Financial Services Fund†	Health Care Fund†	Russell 2000 1.5x Strategy Fund†	Nova Fund†	NASDAQ-100 Fund†
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	—	—	—	—	—
Contract administration charges	—	—	—	—	—

Net investment income (loss)	—	—	—	—	—

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	—	—	—	—
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	—	—	—	—	—
Net change in unrealized gain (loss) of investments	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	—	—	—	—

Net increase (decrease) in net assets resulting from operations	$—	$—	$—	$—	$—

†	The Fund held no assets at December 31, 2020 in Account III. The fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Technology Fund†	Inverse S&P 500 Strategy Fund†	Government Long Bond 1.2x Strategy Fund†	U.S. Government Money Market Fund†	Utilites Fund†
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	—	—	—	—	—
Contract administration charges	—	—	—	—	—

Net investment income (loss)	—	—	—	—	—

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	—	—	—	—
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	—	—	—	—	—
Net change in unrealized gain (loss) of investments	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	—	—	—	—

Net increase (decrease) in net assets resulting from operations	$—	$—	$—	$—	$—

†	The Fund held no assets at December 31, 2020 in Account III. The fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Equity Income Portfolio II†	International Stock Portfolio†
Net Investment Income (Loss):
Dividends	$1,166	$—

Expense:
Mortality and expense risk charges	953	289
Contract administration charges	96	29

Net investment income (loss)	117	(318)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(26,174)	1,390
Realized gains distributions	—	—

Net realized gain (loss) from investment transactions	(26,174)	1,390
Net change in unrealized gain (loss) of investments	4,067	(1,740)

Net realized and unrealized gain (loss) on investments	(22,107)	(350)

Net increase (decrease) in net assets resulting from operations	$(21,990)	$(668)

†	The Fund held no assets at December 31, 2020 in Account III. The fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	Money Market Fund		Limited Maturity Bond Fund		Quality Bond Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(1,447,616)	$100,393	$(1,003,763)	$(1,071,169)	$(3,382,991)	$(3,264,458)
Net realized gains (losses) from investment transactions	—	—	2,461,442	1,877,921	11,950,096	7,703,592
Net change in unrealized gain (loss) of investments	—	—	(97,889)	1,644,462	6,241,316	11,871,987

Net increase (decrease) in net assets resulting from operations	(1,447,616)	100,393	1,359,790	2,451,214	14,808,421	16,311,121

Variable Annuity Activities:
Purchase payments	11,011,243	9,502,659	2,014,521	4,321,435	7,297,426	8,413,577
Surrender benefits	(48,042,143)	(55,017,328)	(7,637,705)	(12,175,514)	(22,068,277)	(32,585,958)
Net transfers	88,752,055	50,466,615	754,669	5,804,484	25,431,604	14,292,315
Payments for supplementary contracts without life contingency	—	—	—	—	—	(63)
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(1,113,636)	(781,468)	(611,498)	(646,471)	(2,033,937)	(1,940,618)
Annuity benefits	(2,625,446)	(1,380,531)	(440,734)	(2,213,957)	(2,252,337)	(3,241,824)

Net increase (decrease) in net assets resulting from variable annuity activities	47,982,073	2,789,947	(5,920,747)	(4,910,023)	6,374,479	(15,062,571)

Total increase (decrease) in net assets	46,534,457	2,890,340	(4,560,957)	(2,458,809)	21,182,900	1,248,550
Net Assets:
Beginning of year	87,004,951	84,114,611	71,922,967	74,381,776	218,375,302	217,126,752

End of year	$133,539,408	$87,004,951	$67,362,010	$71,922,967	$239,558,202	$218,375,302

	High Yield Bond Fund		Flexibly Managed Fund		Balanced Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(1,665,811)	$(1,757,277)	$(59,492,384)	$(56,699,963)	$(818,487)	$(834,531)
Net realized gains (losses) from investment transactions	6,454,491	6,311,730	247,125,054	243,192,621	4,821,235	4,649,173
Net change in unrealized gain (loss) of investments	1,158,191	10,969,817	430,974,088	573,099,204	3,079,123	6,520,105

Net increase (decrease) in net assets resulting from operations	5,946,871	15,524,270	618,606,758	759,591,862	7,081,871	10,334,747

Variable Annuity Activities:
Purchase payments	2,977,876	4,092,786	173,943,764	244,512,176	1,507,819	2,337,591
Surrender benefits	(10,345,877)	(14,494,189)	(273,921,803)	(339,473,351)	(5,050,837)	(6,906,171)
Net transfers	3,179,854	4,730,697	(13,248,138)	69,203,981	(496,649)	4,648
Payments for supplementary contracts without life contingency	0	(101)	—	(505)	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(1,021,371)	(1,060,103)	(37,591,146)	(35,134,694)	(447,387)	(447,702)
Annuity benefits	(1,635,988)	(1,502,529)	(33,350,991)	(32,261,475)	(1,050,310)	(418,982)

Net increase (decrease) in net assets resulting from variable annuity activities	(6,845,506)	(8,233,439)	(184,168,314)	(93,153,868)	(5,537,364)	(5,430,616)

Total increase (decrease) in net assets	(898,635)	7,290,831	434,438,444	666,437,994	1,544,507	4,904,131
Net Assets:
Beginning of year	120,486,758	113,195,927	4,029,560,496	3,363,122,502	58,048,961	53,144,830

End of year	$119,588,123	$120,486,758	$4,463,998,940	$4,029,560,496	$59,593,468	$58,048,961

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	Large Growth Stock Fund		Large Cap Growth Fund		Large Core Growth Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(3,871,969)	$(3,515,339)	$(503,988)	$(465,859)	$(1,250,962)	$(1,005,452)
Net realized gains (losses) from investment transactions	33,615,060	26,048,626	4,048,730	4,903,549	14,535,480	9,568,328
Net change in unrealized gain (loss) of investments	52,655,811	36,659,837	3,269,498	5,642,085	36,629,804	7,370,755

Net increase (decrease) in net assets resulting from operations	82,398,902	59,193,124	6,814,240	10,079,775	49,914,322	15,933,631

Variable Annuity Activities:
Purchase payments	8,368,724	13,734,828	1,470,951	3,203,300	3,614,159	5,433,600
Surrender benefits	(17,698,176)	(24,554,709)	(2,984,396)	(4,464,109)	(6,108,394)	(8,039,389)
Net transfers	(11,481,155)	(7,197,030)	71,201	(2,571,819)	1,897,254	(4,060,079)
Payments for supplementary contracts without life contingency	—	(324)	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(2,096,648)	(1,945,868)	(286,346)	(256,621)	(499,385)	(403,744)
Annuity benefits	(1,550,028)	(965,402)	(538,955)	(280,137)	(432,815)	(741,307)

Net increase (decrease) in net assets resulting from variable annuity activities	(24,457,283)	(20,928,505)	(2,267,545)	(4,369,386)	(1,529,181)	(7,810,919)

Total increase (decrease) in net assets	57,941,619	38,264,619	4,546,695	5,710,389	48,385,141	8,122,712
Net Assets:
Beginning of year	250,983,346	212,718,727	34,146,865	28,436,476	70,910,750	62,788,038

End of year	$308,924,965	$250,983,346	$38,693,560	$34,146,865	$119,295,891	$70,910,750

	Large Cap Value Fund		Large Core Value Fund		Index 500 Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(1,176,603)	$(1,396,041)	$(941,202)	$(1,048,527)	$(4,254,873)	$(4,046,805)
Net realized gains (losses) from investment transactions	5,284,628	9,365,892	5,079,842	7,718,504	26,546,451	30,682,843
Net change in unrealized gain (loss) of investments	(3,698,498)	11,361,924	(3,138,562)	11,109,139	26,119,366	43,194,157

Net increase (decrease) in net assets resulting from operations	409,527	19,331,775	1,000,078	17,779,116	48,410,944	69,830,195

Variable Annuity Activities:
Purchase payments	1,153,757	1,306,952	1,556,439	2,959,485	9,719,831	12,648,707
Surrender benefits	(6,993,519)	(14,805,514)	(4,874,750)	(9,875,721)	(21,876,575)	(32,860,089)
Net transfers	(806,308)	(1,521,207)	2,414,786	(3,028,270)	9,109,802	(1,784,574)
Payments for supplementary contracts without life contingency	—	(256)	—	—	—	(179)
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(524,296)	(615,189)	(485,834)	(521,788)	(2,632,435)	(2,493,132)
Annuity benefits	(695,603)	(1,146,505)	(601,890)	(810,104)	(1,814,128)	(4,059,088)

Net increase (decrease) in net assets resulting from variable annuity activities	(7,865,969)	(16,781,719)	(1,991,249)	(11,276,398)	(7,493,505)	(28,548,355)

Total increase (decrease) in net assets	(7,456,442)	2,550,056	(991,171)	6,502,718	40,917,439	41,281,840
Net Assets:
Beginning of year	97,325,935	94,775,879	74,553,819	68,051,101	292,023,242	250,741,402

End of year	$89,869,493	$97,325,935	$73,562,648	$74,553,819	$332,940,681	$292,023,242

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	Mid Cap Growth Fund		Mid Cap Value Fund		Mid Core Value Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(1,644,272)	$(1,318,077)	$(902,134)	$(1,342,597)	$(561,505)	$(651,618)
Net realized gains (losses) from investment transactions	16,832,500	10,523,505	3,769,357	10,369,004	2,612,130	3,544,026
Net change in unrealized gain (loss) of investments	31,771,407	17,530,924	(13,405,197)	4,139,347	(2,186,195)	7,640,855

Net increase (decrease) in net assets resulting from operations	46,959,635	26,736,352	(10,537,974)	13,165,754	(135,570)	10,533,263

Variable Annuity Activities:
Purchase payments	4,513,216	4,968,703	1,358,183	2,288,021	1,109,084	1,319,443
Surrender benefits	(8,376,643)	(8,680,801)	(4,892,030)	(9,356,901)	(3,175,643)	(5,127,000)
Net transfers	(3,369,122)	6,407,358	(2,069,619)	(14,024,451)	(789,064)	(2,346,763)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(870,977)	(726,681)	(495,806)	(721,146)	(411,040)	(461,322)
Annuity benefits	(484,625)	(718,698)	(618,279)	(417,535)	(314,916)	(500,505)

Net increase (decrease) in net assets resulting from variable annuity activities	(8,588,151)	1,249,881	(6,717,551)	(22,232,012)	(3,581,579)	(7,116,147)

Total increase (decrease) in net assets	38,371,484	27,986,233	(17,255,525)	(9,066,258)	(3,717,149)	3,417,116
Net Assets:
Beginning of year	102,652,407	74,666,174	81,969,694	91,035,952	45,410,699	41,993,583

End of year	$141,023,891	$102,652,407	$64,714,169	$81,969,694	$41,693,550	$45,410,699

	SMID Cap Growth Fund		SMID Cap Value Fund		Small Cap Growth Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(918,551)	$(806,826)	$(528,393)	$(661,133)	$(1,093,726)	$(975,106)
Net realized gains (losses) from investment transactions	9,526,790	5,083,004	1,332,431	2,506,839	7,328,184	6,793,457
Net change in unrealized gain (loss) of investments	18,225,449	11,603,476	(689,468)	5,546,277	16,719,302	9,098,787

Net increase (decrease) in net assets resulting from operations	26,833,688	15,879,654	114,570	7,391,983	22,953,760	14,917,138

Variable Annuity Activities:
Purchase payments	4,024,870	2,364,105	1,155,501	996,179	2,724,678	3,223,975
Surrender benefits	(3,719,128)	(4,879,280)	(2,765,168)	(4,812,931)	(5,084,809)	(7,282,122)
Net transfers	(4,609,920)	(2,370,559)	(1,717,096)	(1,420,600)	(1,072,601)	8,877,513
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(599,659)	(546,109)	(378,801)	(460,290)	(583,422)	(516,667)
Annuity benefits	(184,267)	(236,662)	(130,299)	(314,160)	(572,855)	(309,300)

Net increase (decrease) in net assets resulting from variable annuity activities	(5,088,104)	(5,668,505)	(3,835,863)	(6,011,802)	(4,589,009)	3,993,399

Total increase (decrease) in net assets	21,745,584	10,211,149	(3,721,293)	1,380,181	18,364,751	18,910,537
Net Assets:
Beginning of year	56,268,140	46,056,991	44,117,319	42,737,138	75,647,680	56,737,143

End of year	$78,013,724	$56,268,140	$40,396,026	$44,117,319	$94,012,431	$75,647,680

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	Small Cap Value Fund		Small Cap Index Fund		Developed International Index Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(1,575,003)	$(2,177,111)	$(779,832)	$(848,851)	$(719,596)	$(824,669)
Net realized gains (losses) from investment transactions	8,971,366	20,291,463	3,701,588	4,369,242	994,382	2,326,592
Net change in unrealized gain (loss) of investments	(7,721,852)	10,777,582	7,418,010	7,966,785	2,578,182	8,170,479

Net increase (decrease) in net assets resulting from operations	(325,489)	28,891,934	10,339,766	11,487,176	2,852,968	9,672,402

Variable Annuity Activities:
Purchase payments	1,921,279	2,921,104	1,164,110	2,253,150	897,897	1,670,951
Surrender benefits	(8,926,490)	(17,887,391)	(3,861,601)	(5,727,253)	(4,070,265)	(6,417,908)
Net transfers	(8,887,710)	(18,680,305)	(2,163,540)	(1,650,688)	(632,951)	(902,985)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(922,430)	(1,262,184)	(567,611)	(619,119)	(553,964)	(629,367)
Annuity benefits	(771,976)	(742,926)	(129,497)	(950,279)	(89,073)	(752,295)

Net increase (decrease) in net assets resulting from variable annuity activities	(17,587,327)	(35,651,702)	(5,558,139)	(6,694,189)	(4,448,356)	(7,031,604)

Total increase (decrease) in net assets	(17,912,816)	(6,759,768)	4,781,627	4,792,987	(1,595,388)	2,640,798
Net Assets:
Beginning of year	140,376,163	147,135,931	57,835,295	53,042,308	55,203,116	52,562,318

End of year	$122,463,347	$140,376,163	$62,616,922	$57,835,295	$53,607,728	$55,203,116

	International Equity Fund		Emerging Markets Equity Fund		Real Estate Securities Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(2,624,949)	$(2,746,504)	$(1,163,076)	$(1,313,902)	$(1,217,994)	$(1,386,056)
Net realized gains (losses) from investment transactions	12,492,582	13,669,148	1,438,607 #	2,494,615	4,949,457	8,390,335
Net change in unrealized gain (loss) of investments	13,355,415	32,973,671	6,834,651 #	12,795,934	(8,482,456)	17,406,638

Net increase (decrease) in net assets resulting from operations	23,223,048	43,896,315	7,110,182 #	13,976,647	(4,750,993)	24,410,917

Variable Annuity Activities:
Purchase payments	3,448,285	5,117,239	1,768,291	2,127,076	2,034,238	3,421,714
Surrender benefits	(13,992,899)	(19,562,551)	(5,560,502)	(9,529,067)	(4,960,006)	(9,540,060)
Net transfers	(3,968,862)	(8,806,489)	(3,247,763)	(2,764,144)	(1,550,770)	(4,031,005)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(1,489,174)	(1,538,567)	(805,666)	(896,616)	(742,979)	(825,029)
Annuity benefits	(1,125,325)	(1,436,197)	(431,225)	(483,497)	(568,703)	(603,230)

Net increase (decrease) in net assets resulting from variable annuity activities	(17,127,975)	(26,226,565)	(8,276,865)	(11,546,248)	(5,788,220)	(11,577,610)

Total increase (decrease) in net assets	6,095,073	17,669,750	(1,166,683)	2,430,399	(10,539,213)	12,833,307
Net Assets:
Beginning of year	194,796,602	177,126,852	90,175,865	87,745,466	95,749,919	82,916,612

End of year	$200,891,675	$194,796,602	$89,009,182	$90,175,865	$85,210,706	$95,749,919

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	Aggressive Allocation Fund		Moderately Aggressive Allocation Fund		Moderate Allocation Fund		Moderately Conservative Allocation Fund
	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(925,004)	$(1,005,891)	$(2,935,088)	$(3,298,643)	$(3,858,698)	$(4,247,471)	$(1,288,257)	$(1,330,318)
Net realized gains (losses) from investment transactions	3,673,936	3,896,145	11,663,590	15,958,279	15,918,380	18,573,377	4,256,178	3,699,752
Net change in unrealized gain (loss) of investments	1,855,992	9,920,523	5,634,903	27,063,024	7,264,819	30,165,206	2,338,284	8,649,353

Net increase (decrease) in net assets resulting from operations	4,604,924	12,810,777	14,363,405	39,722,660	19,324,501	44,491,112	5,306,205	11,018,787

Variable Annuity Activities:
Purchase payments	235,116	689,604	2,425,946	3,273,126	2,568,130	4,295,198	1,285,338	2,461,909
Surrender benefits	(4,059,059)	(5,603,242)	(13,020,906)	(21,012,752)	(17,993,784)	(29,313,308)	(6,999,149)	(9,097,029)
Net transfers	(2,057,731)	158,016	(7,917,443)	(4,861,218)	(9,325,025)	(7,938,166)	3,720,663	2,620,762
Payments for supplementary contracts without life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Contract administration charges	(708,123)	(739,597)	(2,181,086)	(2,387,494)	(2,942,309)	(3,146,299)	(837,413)	(828,976)
Annuity benefits	(42,892)	(590,268)	(784,101)	(2,374,436)	(4,254,692)	(2,758,886)	(1,162,291)	(1,083,104)

Net increase (decrease) in net assets resulting from variable annuity activities	(6,632,689)	(6,085,487)	(21,477,590)	(27,362,774)	(31,947,680)	(38,861,461)	(3,992,852)	(5,926,438)

Total increase (decrease) in net assets	(2,027,765)	6,725,290	(7,114,185)	12,359,886	(12,623,179)	5,629,651	1,313,353	5,092,349
Net Assets:
Beginning of year	68,785,072	62,059,782	220,179,810	207,819,924	283,750,699	278,121,048	90,595,457	85,503,108

End of year	$66,757,307	$68,785,072	$213,065,625	$220,179,810	$271,127,520	$283,750,699	$91,908,810	$90,595,457

	Conservative Allocation Fund		High Income Bond Fund II†		Financial Services Fund†		Health Care Fund††
	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(795,993)	$(810,860)	$4,038	$3,689	$—	$—	$—	$—
Net realized gains (losses) from investment transactions	2,347,829	2,323,294	(2,401)	2	—	—	—	—
Net change in unrealized gain (loss) of investments	1,394,808	3,361,718	(2,941)	5,899	—	—	—	—

Net increase (decrease) in net assets resulting from operations	2,946,644	4,874,152	(1,304)	9,590	—	—	—	—

Variable Annuity Activities:
Purchase payments	1,237,926	2,364,221	—	—	—	—	—	—
Surrender benefits	(5,339,617)	(8,073,237)	(81,696)	—	—	—	—	—
Net transfers	4,293,067	4,839,238	(580)	(6)	—	—	—	—
Payments for supplementary contracts without life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Contract administration charges	(461,157)	(469,210)	—	—	—	—	—	—
Annuity benefits	(224,778)	(1,288,052)	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	(494,559)	(2,627,040)	(82,276)	(6)	—	—	—	—

Total increase (decrease) in net assets	2,452,085	2,247,112	(83,580)	9,584	—	—	—	—
Net Assets:
Beginning of year	55,566,930	53,319,818	83,580	73,996	—	—	—	—

End of year	$58,019,015	$55,566,930	$—	$83,580	$—	$—	$—	$—

†	The Fund held no assets at December 31, 2019 and 2020 in Account III. The fund is an investment option.

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	Russell 2000 1.5x Strategy Fund†		Nova Fund†		NASDAQ-100 Fund†
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$—	$—	$—	$—	$—	$—
Net realized gains (losses) from investment transactions	—	—	—	—	—	—
Net change in unrealized gain (loss) of investments	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from operations	—	—	—	—	—	—

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	—	—	—	—	—	—
Net transfers	—	—	—	—	—	—
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	—	—	—	—	—	—
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	—	—	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—	—	—
Net Assets:
Beginning of year	—	—	—	—	—	—

End of year	$—	$—	$—	$—	$—	$—

	Technology Fund†		Inverse S&P 500 Strategy Fund†		Government Long Bond 1.2x Strategy Fund†
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$—	$—	$—	$—	$—	$—
Net realized gains (losses) from investment transactions	—	—	—	—	—	—
Net change in unrealized gain (loss) of investments	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from operations	—	—	—	—	—	—

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	—	—	—	—	—	—
Net transfers	—	—	—	—	—	—
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	—	—	—	—	—	—
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	—	—	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—	—	—
Net Assets:
Beginning of year	—	—	—	—	—	—

End of year	$—	$—	$—	$—	$—	$—

†	The Fund held no assets at December 31, 2019 and 2020 in Account III. The fund is an investment option.

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	U.S. Government Money Market Fund††		Utilities Fund†		Equity Income Portfolio II†
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$—	$(14)	$—	$—	$117	$852
Net realized gains (losses) from investment transactions	—	—	—	—	(26,174)	8,001
Net change in unrealized gain (loss) of investments	—	—	—	—	4,067	17,964

Net increase (decrease) in net assets resulting from operations	—	(14)	—	—	(21,990)	26,817

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	—	(2,438)	—	—	(113,187)	—
Net transfers	—	—	—	—	(1,967)	(14)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	—	(40)	—	—	—	—
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	—	(2,478)	—	—	(115,154)	(14)

Total increase (decrease) in net assets	—	(2,492)	—	—	(137,144)	26,803
Net Assets:
Beginning of year	—	2,492	—	—	137,144	110,341

End of year	$—	$—	$—	$—	$—	$137,144

	International Stock Portfolio†
	2020	2019
Operations:
Net investment income (loss)	$(318)	$372
Net realized gains (losses) from investment transactions	1,390	1,539
Net change in unrealized gain (loss) of investments	(1,740)	6,109

Net increase (decrease) in net assets resulting from operations	(668)	8,020

Variable Annuity Activities:
Purchase payments	—	—
Surrender benefits	(37,834)	—
Net transfers	(347)	(5)
Payments for supplementary contracts without life contingency	—	—
Payments for supplementary contracts with life contingency	—	—
Contract administration charges	—	—
Annuity benefits	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	(38,181)	(5)

Total increase (decrease) in net assets	(38,849)	8,015
Net Assets:
Beginning of year	38,849	30,834

End of year	$—	$38,849

†	The Fund held no assets at December 31, 2019 and 2020 in Account III. The fund is an investment option.
††	The Fund held no assets at December 31, 2020 in Account III. The fund is an investment option.

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Notes to Financial Statements — December 31, 2020

Note 1.    Organization

Penn Mutual Variable Annuity Account III (“Account III”) was established by The Penn Mutual Life Insurance Company (“Penn Mutual”) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Enhanced Credit Variable Annuity, Pennant Select, Olympia XT Advisor, Penn Freedom Advisor, Retirement Planner VA, Inflation Protector, Smart Foundation Flex, Smart Foundation Plus, Smart Foundation VA and Smart Foundation Advisory VA variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are legally segregated from Penn Mutual’s other assets and liabilities.

Note 2.    Significant Accounting Policies

The preparation of the accompanying financial statements and notes are in accordance with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ significantly with those estimates.

The significant accounting policies of Account III are as follows:

Investments — Assets of Account III are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. (“Penn Series”), an affiliated entity of Penn Mutual: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Balanced, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds; Federated Insurance Series (“Federated”): High Income Bond Fund II; Rydex Variable Trust (“Rydex”): Financial Services, Health Care, Russell 2000 1.5x Strategy, Nova, NASDAQ-100, Technology, Inverse S&P 500 Strategy, Government Long Bond 1.2x Strategy, U.S. Government Money Market, and Utilities Funds; T. Rowe Price Equity Series, Inc. (“T. Rowe”): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. (“T. Rowe”): International Stock Portfolio.

Penn Series, Federated, Rydex, and T. Rowe are open-end diversified management investment companies.

The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Investment transactions are accounted for on a trade date basis. The resulting net unrealized gains (losses) are reflected in the Statements of Operations. Realized gains (losses) from securities transactions are determined for federal income tax and for financial reporting purposes on the FIFO cost basis.

The amounts shown as receivable for securities sold and payable for securities purchased on the Statements of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the contract owners’ instructions on the first business day subsequent to the close of the period presented.

All dividend distributions received from the underlying Penn Series Funds are reinvested in additional shares of these Funds and are recorded by Account III on the ex-dividend date. The Penn Series Funds have utilized consent dividends to effectively distribute income for income tax purposes. Account III consents to treat these amounts as dividend income for tax purposes although they are not paid by the underlying Penn Series Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

Note 2.    Significant Accounting Policies (continued)

For the year ended December 31, 2020, consent dividends in Account III were:

Consent Dividends
Money Market Fund	$0
Limited Maturity Bond Fund	2,272,624
Quality Bond Fund	12,297,670
High Yield Bond Fund	5,090,142
Flexibly Managed Fund	559,275,899
Balanced Fund	13,519,332
Large Growth Stock Fund	25,407,574
Large Cap Growth Fund	4,818,637
Large Core Growth Fund	24,155,052
Large Cap Value Fund	1,009,121
Large Core Value Fund	1,795,403
Index 500 Fund	41,755,544
Mid Cap Growth Fund	16,580,299
Mid Cap Value Fund	686,863
Mid Core Value Fund	686,647
SMID Cap Growth Fund	14,739,536
SMID Cap Value Fund	318,768
Small Cap Growth Fund	4,829,515
Small Cap Value Fund	639,070
Small Cap Index Fund	6,994,064
Developed International Index Fund	1,909,528
International Equity Fund	15,276,463
Emerging Markets Equity Fund	703,795
Real Estate Securities Fund	1,291,021
Aggressive Allocation Fund	8,039,599
Moderately Aggressive Allocation Fund	27,397,967
Moderate Allocation Fund	38,588,794
Moderately Conservative Allocation Fund	10,650,342
Conservative Allocation Fund	5,696,649

Consent dividends were utilized by the Penn Series Funds only.

Federal Income Taxes — The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, there is no charge to Account III for federal income taxes. Penn Mutual will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. Account III satisfies the current requirements of the regulations, and Penn Mutual intends that Account III will continue to meet such requirements.

Fair Value Measurement — Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on assumptions market participants would make in pricing an asset or liability. The inputs to valuation techniques used to measure fair value are prioritized by establishing a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value

Note 2.    Significant Accounting Policies (continued)

measurement. Account III has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs. The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1 — Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers. iv) narrow bid/ask spreads and v) most information publicly available. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

Level 2 — Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in our fair value hierarchy.

Level 3 — Fair value is based on significant inputs that are unobservable for the asset or liability. These are typically less liquid fixed maturity securities with very limited trading activity. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Prices may also be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness, based on Penn Mutual’s understanding of the market.

The fair value of all the investments in Account III, are at net asset values and the investments are considered actively traded and fall within Level 1.

Note 3.    Purchases and Sales of Investments

The following table shows aggregate cost of shares purchased and proceeds of shares sold for each fund or portfolio for the period ended December, 31, 2020:

	Purchases	Sales
Money Market Fund	$127,798,181	$81,485,229
Limited Maturity Bond Fund	16,229,173	23,153,682
Quality Bond Fund	48,970,021	45,978,532
High Yield Bond Fund	10,152,830	18,664,147
Flexibly Managed Fund	64,899,838	308,560,543
Balanced Fund	3,214,842	9,570,694
Large Growth Stock Fund	13,933,545	42,262,797
Large Cap Growth Fund	3,190,610	5,962,142
Large Core Growth Fund	15,371,383	18,151,526
Large Cap Value Fund	4,677,756	13,720,329
Large Core Value Fund	6,875,327	9,807,779
Index 500 Fund	21,822,101	33,570,479
Mid Cap Growth Fund	10,902,650	21,135,073
Mid Cap Value Fund	5,648,458	13,268,144
Mid Core Value Fund	3,640,026	7,783,109
SMID Cap Growth Fund	10,062,640	16,069,296
SMID Cap Value Fund	3,954,614	8,318,870
Small Cap Growth Fund	6,268,499	11,951,234
Small Cap Value Fund	7,305,330	26,467,661
Small Cap Index Fund	4,275,983	10,613,954
Developed International Index Fund	2,251,627	7,419,579
International Equity Fund	6,137,212	25,890,137
Emerging Markets Equity Fund	2,911,290	12,351,231
Real Estate Securities Fund	4,992,110	11,998,325
Aggressive Allocation Fund	1,429,838	8,987,530
Moderately Aggressive Allocation Fund	2,962,371	27,375,049
Moderate Allocation Fund	3,724,509	39,530,887
Moderately Conservative Allocation Fund	7,892,458	13,173,567

Note 3.    Purchases and Sales of Investments (continued)

	Purchases	Sales
Conservative Allocation Fund	$11,296,733	$12,587,285
High Income Bond Fund II	13	83,004
Financial Services Fund	—	—
Health Care Fund	—	—
Russell 2000 1.5x Strategy Fund	—	—
Nova Fund	—	—
NASDAQ-100 Fund	—	—
Technology Fund	—	—
Inverse S&P 500 Strategy Fund	—	—
Government Long Bond 1.2x Strategy Fund	—	—
U.S. Government Money Market Fund	—	—
Utilities Fund	—	—
Equity Income Portfolio II	74	116,276
International Stock Portfolio	9	38,507

Note 4.    Related Party Transactions and Contract Charges

Penn Mutual received $168,461,848 and $165,054,850 from Account III for mortality and risk expense, contract administration and certain other charges for the years ended December 31, 2020 and 2019. These amounts charged include those assessed through a reduction in unit values as well as those assessed through the redemption of units. Additionally, Penn Series pays Penn Mutual and its affiliates fees for investment advisory and administrative services.

Certain product charges are reflected as a reduction in the unit values. These are stated as a percentage of the account value as follows:

Products	Mortality & Risk Expense	Contract Administration	Maximum Supplemental Rider Charge
Diversifier II / Optimizer	1.25%	None	N/A
Commander	1.25%	0.15%	0.95%
Penn Freedom	1.30%	0.15%	0.95%
Enhanced Credit Variable Annuity	1.25%	0.15%	0.60%
Pennant Select	1.20%	0.15%	0.95%
Olympia XT Advisor	1.25%	0.15%	0.60%
Penn Freedom Advisor	1.45%	0.15%	0.60%
Retirement Planner VA	1.25%	None	0.60%
Inflation Protector Variable Annuity	1.50%	0.15%	2.50%
Smart Foundation Flex	1.50%	0.15%	2.75%
Smart Foundation Plus	1.45%	0.15%	2.75%
Smart Foundation VA	1.25%	0.15%	2.75%
Smart Foundation Advisory VA	0.25%	0.15%	2.50%

Certain product charges are reflected as a redemption of units held by the contract owner. These are as follows:

Products	Annual Contract Charge
Diversifier II / Optimizer	$30 maximum
Commander	If Account Value is < $ 100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom	If Account Value is < $ 100,000, the lesser of $40 or 2% of the Account Value
Enhanced Credit Variable Annuity	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Pennant Select	If Account Value is < $ 100,000, the lesser of $40 or 2% of the Account Value
Olympia XT Advisor	If Account Value is < $ 100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom Advisor	If Account Value is < $ 100,000, the lesser of $40 or 2% of the Account Value
Retirement Planner VA	$30 maximum
Inflation Protector Variable Annuity	If Account Value is < $ 100,000, the lesser of $40 or 2% of the Account Value
Smart Foundation Flex	If Account Value is < $50,000, the lesser of $ 40 or 2% of the Account Value
Smart Foundation Plus	If Account Value is < $50,000, the lesser of $ 40 or 2% of the Account Value
Smart Foundation VA	If Account Value is < $50,000, the lesser of $ 40 or 2% of the Account Value
Smart Foundation Advisory VA	If Account Value is < $50,000, the lesser of $ 40 or 2% of the Account Value

Note 4.    Related Party Transactions and Contract Charges (continued)

Products	Surrender Charge
Diversifier II / Optimizer	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Commander	Maximum charge of 1% of purchase payments received. Charges do not apply after 1 year.
Penn Freedom	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Enhanced Credit Variable Annuity	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Pennant Select	Maximum charge of 7% of purchase payments received. Charges do not apply after 7 years.
Olympia XT Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Penn Freedom Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Retirement Planner VA	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Inflation Protector Variable Annuity	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Smart Foundation Flex	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Smart Foundation Plus	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Smart Foundation VA	Maximum charge of 8% of purchase payments received. Charges do not apply after 7 years.
Smart Foundation Advisory VA	Maximum charge of 3% of purchase payments received. Charges do not apply after 3 years.

Premium taxes on purchase payments are withheld from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.

Note 5.    Accumulation Units

The accumulation units are as follows:

	December 31, 2020			December 31, 2019
Subaccount	Units Issued	Units Redeemed	Ending Unit Balance	Units Issued	Units Redeemed	Ending Unit Balance
Money Market Fund	13,683,412	(8,504,663)	14,058,014	7,685,226	(7,688,668)	8,879,265
Limited Maturity Bond Fund	1,495,828	(1,918,272)	5,677,610	1,539,168	(1,565,137)	6,100,054
Quality Bond Fund	4,030,376	(3,220,924)	15,793,157	2,225,572	(2,238,470)	14,983,705
High Yield Bond Fund	612,851	(925,540)	5,509,822	659,280	(663,047)	5,822,511
Flexibly Managed Fund	4,254,729	(7,656,006)	129,179,375	6,557,624	(6,587,116)	132,580,652
Balanced Fund	180,309	(443,147)	2,649,744	475,616	(439,123)	2,912,582
Large Growth Stock Fund	493,669	(1,343,723)	8,046,618	1,301,135	(1,303,491)	8,896,672
Large Cap Growth Fund	141,442	(229,219)	1,336,836	374,931	(374,531)	1,424,613
Large Core Growth Fund	458,134	(542,480)	2,719,736	557,052	(568,886)	2,804,082
Large Cap Value Fund	268,480	(558,382)	3,309,941	718,471	(722,201)	3,599,843
Large Core Value Fund	404,082	(496,631)	3,582,628	718,442	(719,879)	3,675,177
Index 500 Fund	901,600	(1,081,719)	10,232,981	1,564,390	(1,537,848)	10,413,100
Mid Cap Growth Fund	421,574	(672,008)	3,868,006	603,997	(619,268)	4,118,440
Mid Cap Value Fund	367,961	(593,013)	2,827,907	945,731	(946,025)	3,052,959
Mid Core Value Fund	169,376	(313,898)	1,554,812	328,059	(328,490)	1,699,334
SMID Cap Growth Fund	336,729	(494,894)	1,932,720	444,127	(444,882)	2,090,885
SMID Cap Value Fund	257,492	(416,738)	1,788,307	374,950	(375,863)	1,947,553
Small Cap Growth Fund	311,252	(442,224)	2,832,873	540,192	(541,705)	2,963,845
Small Cap Value Fund	372,355	(911,260)	3,512,979	1,210,077	(1,211,495)	4,051,884
Small Cap Index Fund	269,870	(481,831)	2,489,135	505,841	(510,032)	2,701,096
Developed International Index Fund	194,133	(548,084)	3,646,575	720,372	(723,344)	4,000,526

Note 5.    Accumulation Units (continued)

	December 31, 2020			December 31, 2019
Subaccount	Units Issued	Units Redeemed	Ending Unit Balance	Units Issued	Units Redeemed	Ending Unit Balance
International Equity Fund	318,934	(952,044)	7,122,025	1,172,392	(1,180,553)	7,755,135
Emerging Markets Equity Fund	331,679	(1,053,377)	6,938,557	1,399,695	(1,405,106)	7,660,255
Real Estate Securities Fund	237,084	(428,404)	3,232,726	536,288	(540,261)	3,424,046
Aggressive Allocation Fund	97,344	(453,722)	3,292,131	502,250	(502,664)	3,648,509
Moderately Aggressive Allocation Fund	215,488	(1,409,912)	10,672,175	1,806,490	(1,814,602)	11,866,599
Moderate Allocation Fund	254,938	(2,235,786)	15,134,234	2,625,412	(2,634,818)	17,115,082
Moderately Conservative Allocation Fund	579,135	(853,349)	5,822,693	811,271	(793,688)	6,096,907
Conservative Allocation Fund	898,160	(922,276)	4,231,632	851,055	(842,360)	4,255,748
High Income Bond Fund II	—	(3,037)	—	—	—	3,037
Financial Services Fund	—	—	—	—	—	—
Health Care Fund	—	—	—	—	—	—
Russell 2000 1.5x Strategy Fund	—	—	—	—	—	—
Nova Fund	—	—	—	—	—	—
NASDAQ-100 Fund	—	—	—	—	—	—
Technology Fund	—	—	—	—	—	—
Inverse S&P 500 Strategy Fund	—	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	—
U.S. Government Money Market Fund	—	—	—	289	(289)	—
Utilities Fund	—	—	—	—	—	—
Equity Income Portfolio II	—	(5,490)	—	—	—	5,490
International Stock Portfolio	—	(1,797)	—	—	—	1,797

Note 6.    Financial Highlights

Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

	January 1, 2020	December 31, 2020			For the Year or Period ended December 31, 2020
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$8.76 to $22.17	14,058,014	$8.63 to $21.95	$133,539,408	0.19	0.40 to 1.65	-1.4 to - 0.16
Limited Maturity Bond Fund	9.84 to 17.72	5,677,610	10.04 to 18.14	67,362,010	—	0.40 to 1.65	1.96 to 3.24
Quality Bond Fund	11.05 to 45.39	15,793,611	11.79 to 48.61	239,558,202	—	0.40 to 1.65	6.66 to 8
High Yield Bond Fund	12.00 to 105.99	5,509,822	12.85 to 112.55	119,588,123	—	0.40 to 1.65	5.76 to 7.09
Flexibly Managed Fund	14.22 to 383.17	129,181,965	16.68 to 445.88	4,463,998,940	—	0.40 to 1.65	15.9 to 17.36
Balanced Fund	13.34 to 21.46	2,649,797	15.25 to 24.33	59,593,468	—	0.40 to 1.65	12.9 to 14.31
Large Growth Stock Fund	16.94 to 134.85	8,046,618	23.11 to 182.42	308,924,965	—	0.40 to 1.65	34.74 to 36.43
Large Cap Growth Fund	17.82 to 26.49	1,336,836	21.68 to 31.82	38,693,560	—	0.40 to 1.65	20.14 to 21.65
Large Core Growth Fund	17.27 to 29.46	2,719,736	30.18 to 50.86	119,295,891	—	0.40 to 1.65	72.62 to 74.79
Large Cap Value Fund	12.91 to 101.77	3,311,901	13.16 to 102.83	89,869,493	—	0.40 to 1.65	0.64 to 1.91
Large Core Value Fund	13.79 to 23.02	3,582,628	14.1 to 23.25	73,562,648	—	0.40 to 1.65	0.98 to 2.25
Index 500 Fund	14.99 to 44.29	10,235,932	17.66 to 51.77	332,940,681	—	0.40 to 1.65	16.42 to 17.88
Mid Cap Growth Fund	17.37 to 43.92	3,868,006	25.86 to 64.84	141,023,891	—	0.40 to 1.65	47.04 to 48.89
Mid Cap Value Fund	11.52 to 50.44	2,827,907	10.06 to 43.69	64,714,169	—	0.40 to 1.65	-13.72 to -12.64
Mid Core Value Fund	12.34 to 31.70	1,554,812	12.49 to 31.8	41,693,550	—	0.40 to 1.65	-0.07 to 1.19
SMID Cap Growth Fund	16.43 to 29.84	1,932,720	24.93 to 44.88	78,013,724	—	0.40 to 1.65	49.82 to 51.7
SMID Cap Value Fund	11.35 to 24.74	1,788,307	11.47 to 24.79	40,396,026	—	0.40 to 1.65	-0.22 to 1.04

Note 6.    Financial Highlights (continued)

	January 1, 2020	December 31, 2020			For the Year or Period ended December 31, 2020
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Small Cap Growth Fund	$15.08 to $56.57	2,832,873	$19.84 to $73.79	$94,012,431	—	0.40 to 1.65	29.92 to 31.55
Small Cap Value Fund	11.75 to 80.19	3,514,056	11.98 to 81.05	122,463,347	—	0.40 to 1.65	0.66 to 1.93
Small Cap Index Fund	12.40 to 23.68	2,489,135	14.74 to 27.8	62,616,922	—	0.40 to 1.65	17.4 to 18.87
Developed International Index Fund	12.60 to 15.40	3,646,575	13.38 to 16.36	53,607,728	—	0.40 to 1.65	6.01 to 7.35
International Equity Fund	14.60 to 60.97	7,122,025	16.71 to 69.21	200,891,675	—	0.40 to 1.65	13.05 to 14.47
Emerging Markets Equity Fund	11.29 to 13.07	6,938,370	12.26 to 14.38	89,009,182	—	0.40 to 1.65	8.62 to 9.99
Real Estate Securities Fund	13.47 to 40.50	3,232,726	12.98 to 38.7	85,210,706	—	0.40 to 1.65	-4.81 to -3.62
Aggressive Allocation Fund	13.23 to 19.97	3,292,131	14.4 to 21.46	66,757,307	—	0.40 to 1.65	7.46 to 8.81
Moderately Aggressive Allocation Fund	13.04 to 19.53	10,672,175	14.21 to 21.11	213,065,625	—	0.40 to 1.65	7.64 to 8.99
Moderate Allocation Fund	12.58 to 17.38	15,134,234	13.75 to 18.84	271,127,520	—	0.40 to 1.65	7.97 to 9.33
Moderately Conservative Allocation Fund	12.05 to 15.71	5,822,693	12.96 to 16.76	91,908,810	—	0.40 to 1.65	6.25 to 7.59
Conservative Allocation Fund	11.50 to 13.89	4,231,632	12.26 to 14.68	58,019,015	—	0.40 to 1.65	5.28 to 6.6
High Income Bond Fund II	26.56 to 27.52	—	0 to 0	—	6.74	1.40 to 1.60	0 to 0
Financial Services Fund	13.82 to 14.32	—	0 to 0	—	—	1.40 to 1.60	0 to 0
Health Care Fund	34.31 to 35.54	—	0 to 0	—	—	1.40 to 1.60	0 to 0
Russell 2000 1.5x Strategy Fund	27.76 to 28.76	—	0 to 0	—	—	1.40 to 1.60	0 to 0
Nova Fund	33.04 to 34.23	—	0 to 0	—	—	1.40 to 1.60	0 to 0
NASDAQ-100 Fund	46.76 to 48.44	—	0 to 0	—	—	1.40 to 1.60	0 to 0
Technology Fund	33.26 to 34.45	—	0 to 0	—	—	1.40 to 1.60	0 to 0
Inverse S&P 500 Strategy Fund	1.23 to 1.28	—	0 to 0	—	—	1.40 to 1.60	0 to 0
Government Long Bond 1.2x Strategy Fund	22.59 to 23.40	—	0 to 0	—	—	1.40 to 1.60	0 to 0
U.S. Government Money Market Fund	8.57 to 8.88	—	0 to 0	—	—	1.40 to 1.60	0 to 0
Utilities Fund	24.87 to 25.76	—	0 to 0	—	—	1.40 to 1.60	0 to 0
Equity Income Portfolio II	24.45 to 24.98	—	0 to 0	—	1.14	1.40 to 1.60	0 to 0
International Stock Portfolio	20.87 to 21.62	—	0 to 0	—	—	1.40 to 1.60	0 to 0

	January 1, 2019	December 31, 2019			For the Year or Period ended December 31, 2019
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$8.76 to $22.10	8,879,265	$8.76 to $22.17	$87,004,951	1.59	0.40 to 1.65	(0.05) to 1.21
Limited Maturity Bond Fund	9.54 to 17.10	6,100,054	9.84 to 17.72	71,922,967	—	0.40 to 1.65	3.18 to 4.48
Quality Bond Fund	10.29 to 42.09	14,983,705	11.05 to 45.39	218,375,302	—	0.40 to 1.65	7.42 to 8.77
High Yield Bond Fund	10.41 to 92.78	5,822,511	12.00 to 105.99	120,486,758	—	0.40 to 1.65	13.79 to 15.22
Flexibly Managed Fund	11.46 to 311.58	132,580,652	14.22 to 383.17	4,029,560,496	—	0.40 to 1.65	22.49 to 24.03
Balanced Fund	11.01 to 17.86	2,912,582	13.34 to 21.46	58,048,961	—	0.40 to 1.65	19.67 to 21.17
Large Growth Stock Fund	13.04 to 104.68	8,896,672	16.94 to 134.85	250,983,346	—	0.40 to 1.65	28.3 to 29.92
Large Cap Growth Fund	12.80 to 19.27	1,424,613	17.82 to 26.49	34,146,865	—	0.40 to 1.65	37.49 to 39.22
Large Core Growth Fund	13.62 to 23.54	2,804,082	17.27 to 29.46	70,910,750	—	0.40 to 1.65	25.18 to 26.76
Large Cap Value Fund	10.49 to 83.42	3,599,843	12.91 to 101.77	97,325,935	—	0.40 to 1.65	21.51 to 23.04
Large Core Value Fund	10.67 to 18.05	3,675,177	13.79 to 23.02	74,553,819	—	0.40 to 1.65	27.57 to 29.18
Index 500 Fund	11.48 to 34.22	10,413,100	14.99 to 44.29	292,023,242	—	0.40 to 1.65	28.92 to 30.54
Mid Cap Growth Fund	12.64 to 32.23	4,118,440	17.37 to 43.92	102,652,407	—	0.40 to 1.65	35.72 to 37.43
Mid Cap Value Fund	9.88 to 43.64	3,052,959	11.52 to 50.44	81,969,694	—	0.40 to 1.65	15.12 to 16.57
Mid Core Value Fund	9.62 to 24.92	1,699,334	12.34 to 31.70	45,410,699	—	0.40 to 1.65	26.67 to 28.26
SMID Cap Growth Fund	11.96 to 21.90	2,090,885	16.43 to 29.84	56,268,140	—	0.40 to 1.65	35.69 to 37.4
SMID Cap Value Fund	9.51 to 20.90	1,947,553	11.35 to 24.74	44,117,319	—	0.40 to 1.65	17.9 to 19.38
Small Cap Growth Fund	11.81 to 44.67	2,963,845	15.08 to 56.57	75,647,680	—	0.40 to 1.65	26.14 to 27.73
Small Cap Value Fund	9.59 to 66.00	4,051,884	11.75 to 80.19	140,376,163	—	0.40 to 1.65	21.02 to 22.54
Small Cap Index Fund	10.00 to 19.34	2,701,096	12.40 to 23.68	57,835,295	—	0.40 to 1.65	22.45 to 23.98
Developed International Index Fund	10.56 to 12.90	4,000,526	12.60 to 15.40	55,203,116	—	0.40 to 1.65	19.05 to 20.55
International Equity Fund	11.44 to 48.21	7,755,135	14.60 to 60.97	194,796,602	—	0.40 to 1.65	25.97 to 27.55

Note 6.    Financial Highlights (continued)

	January 1, 2019	December 31, 2019			For the Year or Period ended December 31, 2019
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Emerging Markets Equity Fund	$9.67 to $11.06	7,660,255	$11.29 to $13.07	$90,175,865	—	0.40 to 1.65	16.76 to 18.23
Real Estate Securities Fund	10.21 to 30.95	3,424,046	13.47 to 40.50	95,749,919	—	0.40 to 1.65	30.31 to 31.95
Aggressive Allocation Fund	10.78 to 16.47	3,648,509	13.23 to 19.97	68,785,072	—	0.40 to 1.65	21.24 to 22.77
Moderately Aggressive Allocation Fund	10.75 to 16.24	11,866,599	13.04 to 19.53	220,179,810	—	0.40 to 1.65	19.75 to 21.26
Moderate Allocation Fund	10.64 to 14.83	17,115,082	12.58 to 17.38	283,750,699	—	0.40 to 1.65	16.69 to 18.16
Moderately Conservative Allocation Fund	10.53 to 13.85	6,096,907	12.05 to 15.71	90,595,457	—	0.40 to 1.65	12.95 to 14.37
Conservative Allocation Fund	10.41 to 12.69	4,255,748	11.50 to 13.89	55,566,930	—	0.40 to 1.65	9.05 to 10.42
High Income Bond Fund II	23.57 to 24.36	3,037	26.56 to 27.52	83,580	5.99	1.40 to 1.60	12.73 to 12.95
Financial Services Fund	10.97 to 11.34	—	13.82 to 14.32	—	—	1.40 to 1.60	26.04 to 26.3
Health Care Fund	28.44 to 29.40	—	34.31 to 35.54	—	—	1.40 to 1.60	20.62 to 20.86
Russell 2000 1.5x Strategy Fund	20.84 to 21.54	—	27.76 to 28.76	—	—	1.40 to 1.60	33.22 to 33.48
Nova Fund	23.15 to 23.93	—	33.04 to 34.23	—	—	1.40 to 1.60	42.74 to 43.03
NASDAQ-100 Fund	34.72 to 35.89	—	46.76 to 48.44	—	—	1.40 to 1.60	34.69 to 34.96
Technology Fund	24.18 to 25.00	—	33.26 to 34.45	—	—	1.40 to 1.60	37.53 to 37.8
Inverse S&P 500 Strategy Fund	1.63 to 1.68	—	1.23 to 1.28	—	—	1.40 to 1.60	(24.14) to (23.98)
Government Long Bond 1.2x Strategy Fund	19.65 to 20.32	—	22.59 to 23.40	—	—	1.40 to 1.60	14.93 to 15.16
U.S. Government Money Market Fund	8.64 to 8.93	—	8.57 to 8.88	—	0.93	1.40 to 1.60	(0.73) to (0.53)
Utilities Fund	21.23 to 21.95	—	24.87 to 25.76	—	—	1.40 to 1.60	17.13 to 17.36
Equity Income Portfolio II	19.71 to 20.10	5,490	24.45 to 24.98	137,144	2.08	1.40 to 1.60	24.04 to 24.29
International Stock Portfolio	16.60 to 17.16	1,797	20.87 to 21.62	38,849	2.46	1.40 to 1.60	25.74 to 26

	January 1, 2018	December 31, 2018			For the Year or Period ended December 31, 2018
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$8.86 to $22.25	8,553,864	$8.76 to $22.10	$84,114,611	0.58	0.40 to 1.65	(2.71) to 0.15
Limited Maturity Bond Fund	9.56 to 17.08	6,378,460	9.54 to 17.10	74,381,776	—	0.40 to 1.65	(0.24) to 1.09
Quality Bond Fund	10.41 to 42.65	15,658,204	10.29 to 42.09	217,126,752	—	0.40 to 1.65	(0.19) to 1.91
High Yield Bond Fund	10.70 to 96.14	6,040,467	10.41 to 92.78	113,195,927	—	0.40 to 1.65	(2.81) to 2.38
Flexibly Managed Fund	11.45 to 314.02	131,017,725	11.46 to 311.58	3,363,122,502	—	0.40 to 1.65	(0.19) to 12.69
Balanced Fund	11.38 to 18.63	3,182,370	11.01 to 17.86	53,144,830	—	0.40 to 1.65	(3.65) to 8.22
Large Growth Stock Fund	13.26 to 107.41	9,876,766	13.04 to 104.68	212,718,727	—	0.40 to 1.65	(2.92) to 28.17
Large Cap Growth Fund	12.77 to 19.46	1,644,256	12.80 to 19.27	28,436,476	—	0.40 to 1.65	(0.45) to 25.87
Large Core Growth Fund	13.23 to 23.14	3,129,357	13.62 to 23.54	62,788,038	—	0.40 to 1.65	1.92 to 33.92
Large Cap Value Fund	11.41 to 91.53	4,264,226	10.49 to 83.42	94,775,879	—	0.40 to 1.65	(8.81) to 3.15
Large Core Value Fund	11.47 to 19.64	4,297,923	10.67 to 18.05	68,051,101	—	0.40 to 1.65	(7.47) to 4.94
Index 500 Fund	12.10 to 36.38	11,457,818	11.48 to 34.22	250,741,402	—	0.40 to 1.65	(5.91) to 12.86
Mid Cap Growth Fund	12.66 to 32.55	4,026,928	12.64 to 32.23	74,666,174	—	0.40 to 1.65	(1.13) to 24.26
Mid Cap Value Fund	11.70 to 52.11	3,881,245	9.88 to 43.64	91,035,952	—	0.40 to 1.65	(16.26) to (2.86)
Mid Core Value Fund	11.11 to 29.03	1,969,306	9.62 to 24.92	41,993,583	—	0.40 to 1.65	(13.97) to (5.41)
SMID Cap Growth Fund	12.71 to 23.47	2,310,880	11.96 to 21.90	46,056,991	—	0.40 to 1.65	(6.65) to 17.57
SMID Cap Value Fund	11.26 to 24.95	2,226,658	9.51 to 20.90	42,737,138	—	0.40 to 1.65	(16.07) to (6.50)
Small Cap Growth Fund	12.43 to 47.43	2,794,022	11.81 to 44.67	56,737,143	—	0.40 to 1.65	(5.82) to 16.10
Small Cap Value Fund	11.18 to 77.6	5,095,082	9.59 to 66.00	147,135,931	—	0.40 to 1.65	(14.73) to (5.72)
Small Cap Index Fund	11.33 to 22.19	3,036,456	10.00 to 19.34	53,042,308	—	0.40 to 1.65	(12.53) to (1.65)
Developed International Index Fund	12.40 to 15.23	4,584,738	10.56 to 12.90	52,562,318	—	0.40 to 1.65	(14.94) to 4.36
International Equity Fund	13.12 to 55.72	8,795,822	11.44 to 48.21	177,126,852	—	0.40 to 1.65	(13.34) to 12.51
Emerging Markets Equity Fund	11.91 to 13.45	8,737,406	9.67 to 11.06	87,745,466	—	0.40 to 1.65	(19.25) to 8.69
Real Estate Securities Fund	10.70 to 32.72	3,780,746	10.21 to 30.95	82,916,612	—	0.40 to 1.65	(4.04) to 0.36
Aggressive Allocation Fund	11.96 to 18.52	3,994,162	10.78 to 16.47	62,059,782	—	0.40 to 1.65	(10.54) to 5.94
Moderately Aggressive Allocation Fund	11.71 to 17.85	13,402,575	10.75 to 16.24	207,819,924	—	0.40 to 1.65	(8.71) to 5.69
Moderate Allocation Fund	11.35 to 15.96	19,581,119	10.64 to 14.83	278,121,048	—	0.40 to 1.65	(6.58) to 4.64

Note 6.    Financial Highlights (continued)

	January 1, 2018	December 31, 2018			For the Year or Period ended December 31, 2018
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Moderately Conservative Allocation Fund	$10.95 to $14.53	6,499,020	$10.53 to $13.85	$85,503,108	—	0.40 to 1.65	(3.97) to 3.55
Conservative Allocation Fund	10.60 to 13.02	4,436,618	10.41 to 12.69	53,319,818	—	0.40 to 1.65	(1.73) to 2.36
High Income Bond Fund II	24.76 to 25.55	3,037	23.57 to 24.36	73,996	7.93	1.40 to 1.60	0.16 to 0.57
Financial Services Fund	12.70 to 13.11	—	10.97 to 11.34	—	—	1.40 to 1.60	(1.81) to (1.42)
Health Care Fund	28.55 to 29.45	—	28.44 to 29.40	—	—	1.40 to 1.60	20.47 to 20.95
Russell 2000 1.5x Strategy Fund	26.33 to 27.16	—	20.84 to 21.54	—	—	1.40 to 1.60	(6.52) to (6.14)
Nova Fund	26.23 to 27.06	—	23.15 to 23.93	—	—	1.40 to 1.60	14.45 to 14.91
NASDAQ-100 Fund	35.93 to 37.07	—	34.72 to 35.89	—	—	1.40 to 1.60	24.69 to 25.19
Technology Fund	24.95 to 25.74	—	24.18 to 25.00	—	—	1.40 to 1.60	26.53 to 27.04
Inverse S&P 500 Strategy Fund	1.59 to 1.64	—	1.63 to 1.68	—	—	1.40 to 1.60	(16.78) to (16.45)
Government Long Bond 1.2x Strategy Fund	21.09 to 21.76	—	19.65 to 20.32	—	—	1.40 to 1.60	0.52 to 0.92
U.S. Government Money Market Fund	8.72 to 9.00	289	8.64 to 8.93	2,492	0.55	1.40 to 1.60	(2.57) to (2.18)
Utilities Fund	20.79 to 21.45	—	21.23 to 21.95	—	—	1.40 to 1.60	11.58 to 12.03
Equity Income Portfolio II	22.18 to 22.57	5,490	19.71 to 20.10	110,341	1.79	1.40 to 1.60	1.22 to 1.62
International Stock Portfolio	19.66 to 20.28	1,797	16.60 to 17.16	30,834	1.35	1.40 to 1.60	6.26 to 6.68

	January 1, 2017	December 31, 2017			For the Year ended December 31, 2017****
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$9.01 to $22.53	6,523,638	$8.86 to $22.25	$65,675,436	0.01	0.40 to 1.65	(1.62) to (0.19)
Limited Maturity Bond Fund	9.56 to 17.01	6,863,882	9.56 to 17.08	80,748,443	—	0.40 to 1.65	0.02 to 0.42
Quality Bond Fund	10.18 to 41.30	17,326,308	10.41 to 42.65	247,943,135	—	0.40 to 1.65	1.46 to 3.27
High Yield Bond Fund	12.84 to 90.62	6,415,415	10.70 to 96.14	128,713,017	—	0.40 to 1.65	2.53 to 6.09
Flexibly Managed Fund	16.27 to 276.50	131,680,151	11.45 to 314.02	3,541,185,939	—	0.40 to 1.65	5.38 to 13.57
Balanced Fund	14.08 to 16.51	3,418,783	11.38 to 18.63	59,953,230	—	0.40 to 1.65	6.93 to 12.85
Large Growth Stock Fund	11.81 to 81.67	10,539,933	13.26 to 107.41	232,159,801	—	0.40 to 1.65	11.88 to 31.51
Large Cap Growth Fund	13.24 to 15.43	1,725,751	12.77 to 19.46	30,020,704	—	0.40 to 1.65	11.26 to 26.60
Large Core Growth Fund	14.50 to 17.72	3,348,727	13.23 to 23.14	65,578,045	—	0.40 to 1.65	14.25 to 31.14
Large Cap Value Fund	16.21 to 80.87	4,789,719	11.41 to 91.53	117,987,139	—	0.40 to 1.65	6.72 to 13.18
Large Core Value Fund	14.48 to 17.33	4,848,393	11.47 to 19.64	83,193,011	—	0.40 to 1.65	9.5 to 13.78
Index 500 Fund	17.62 to 30.32	12,153,473	12.10 to 36.38	285,275,020	—	0.40 to 1.65	10.80 to 20.00
Mid Cap Growth Fund	11.81 to 25.94	4,245,080	12.66 to 32.55	79,843,705	—	0.40 to 1.65	12.17 to 25.50
Mid Cap Value Fund	17.49 to 44.93	4,060,338	11.70 to 52.11	117,476,449	—	0.40 to 1.65	6.31 to 16.00
Mid Core Value Fund	18.76 to 26.35	2,154,550	11.11 to 29.03	53,998,336	—	0.40 to 1.65	6.39 to 10.16
SMID Cap Growth Fund	15.83 to 18.63	2,295,943	12.71 to 23.47	49,420,895	—	0.40 to 1.65	10.44 to 25.98
SMID Cap Value Fund	19.22 to 22.36	2,343,536	11.26 to 24.95	54,110,869	—	0.40 to 1.65	10.28 to 11.60

	January 1, 2018	December 31, 2018			For the Year or Period ended December 31, 2018
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Small Cap Growth Fund	$12.47 to $38.47	2,776,564	$12.43 to $47.43	$61,248,879	—	0.40 to 1.65	9.67 to 23.29
Small Cap Value Fund	18.57 to 70.00	5,286,538	11.18 to 77.6	184,728,300	—	0.40 to 1.65	8.84 to 10.86
Small Cap Index Fund	17.29 to 19.82	3,034,031	11.33 to 22.19	60,799,767	—	0.40 to 1.65	7.67 to 12.38
Developed International Index Fund	10.16 to 12.40	4,675,582	12.40 to 15.23	63,033,852	—	0.40 to 1.65	8.59 to 22.98
International Equity Fund	11.97 to 42.85	9,256,935	13.12 to 55.72	219,459,768	—	0.40 to 1.65	8.75 to 30.05
Emerging Markets Equity Fund	8.96 to 9.85	9,271,821	11.91 to 13.45	114,235,301	—	0.40 to 1.65	12.07 to 33.36
Real Estate Securities Fund	16.00 to 30.84	4,269,151	10.70 to 32.72	100,529,017	—	0.40 to 1.65	1.84 to 6.07
Aggressive Allocation Fund	14.39 to 15.68	4,148,630	11.96 to 18.52	72,252,359	—	0.40 to 1.65	7.96 to 18.59
Moderately Aggressive Allocation Fund	13.98 to 15.37	14,854,082	11.71 to 17.85	254,272,815	—	0.40 to 1.65	7.10 to 16.13
Moderate Allocation Fund	13.02 to 14.18	21,448,203	11.35 to 15.96	329,288,952	—	0.40 to 1.65	5.59 to 12.59

Note 6.    Financial Highlights (continued)

	January 1, 2018	December 31, 2018			For the Year or Period ended December 31, 2018
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Moderately Conservative Allocation Fund	$12.06 to $13.38	6,824,200	$10.95 to $14.53	$94,814,747	—	0.40 to 1.65	3.93 to 8.62
Conservative Allocation Fund	11.00 to 12.40	4,396,941	10.60 to 13.02	54,671,259	—	0.40 to 1.65	2.33 to 5.06
High Income Bond Fund II	23.53 to 24.22	3,037	24.76 to 25.55	77,595	6.61	1.40 to 1.60	5.25 to 5.46
Financial Services Fund	11.17 to 11.50	—	12.70 to 13.11	—	—	1.40 to 1.60	13.74 to 13.97
Health Care Fund	23.61 to 24.31	—	28.55 to 29.45	—	—	1.40 to 1.60	20.92 to 21.16
Russell 2000 1.5x Strategy Fund	22.29 to 22.95	1,091	26.33 to 27.16	28,728	—	1.40 to 1.60	18.11 to 18.35
Nova Fund	20.23 to 20.83	—	26.23 to 27.06	—	—	1.40 to 1.60	29.70 to 29.95
NASDAQ-100 Fund	27.84 to 28.67	—	35.93 to 37.07	—	—	1.40 to 1.60	29.05 to 29.30
Technology Fund	19.11 to 19.68	—	24.95 to 25.74	—	—	1.40 to 1.60	30.53 to 30.79
Inverse S&P 500 Strategy Fund	1.96 to 2.01	—	1.59 to 1.64	—	—	1.40 to 1.60	(18.66) to (18.50)
Government Long Bond 1.2x Strategy Fund	19.55 to 20.13	—	21.09 to 21.76	—	—	1.40 to 1.60	7.89 to 8.11
U.S. Government Money Market Fund	8.86 to 9.13	470	8.72 to 9.00	4,104	0.01	1.40 to 1.60	(1.56) to (1.37)
Utilities Fund	19.03 to 19.59	—	20.79 to 21.45	—	—	1.40 to 1.60	9.26 to 9.48
Equity Income Portfolio II	19.47 to 19.78	5,490	22.18 to 22.57	123,917	1.53	1.40 to 1.60	13.90 to 14.13
International Stock Portfolio	15.62 to 16.08	1,797	19.66 to 20.28	36,448	1.13	1.40 to 1.60	25.86 to 26.11

	January 1, 2016	December 31, 2016			For the Year ended December 31, 2016
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$9.15 to $22.81	9,507,524	$9.01 to $22.53	$95,978,389	0.01	1.25 to 1.65	(1.62) to (1.23)
Limited Maturity Bond Fund	9.48 to 16.79	7,493,784	9.56 to 17.01	88,380,777	—	1.25 to 1.65	0.91 to 1.32
Quality Bond Fund	9.92 to 40.09	18,157,062	10.18 to 41.30	254,822,081	—	1.25 to 1.65	2.61 to 3.02
High Yield Bond Fund	11.29 to 79.34	6,470,361	12.84 to 90.62	126,518,893	—	1.25 to 1.65	13.76 to 14.21
Flexibly Managed Fund	15.29 to 258.80	128,000,649	16.27 to 276.50	3,170,251,548	—	1.25 to 1.65	6.42 to 6.84
Balanced Fund	13.21 to 15.42	3,570,902	14.08 to 16.51	55,900,848	—	1.25 to 1.65	6.61 to 7.03
Large Growth Stock Fund	11.84 to 81.80	11,196,924	11.81 to 81.67	186,174,221	—	1.25 to 1.65	(0.55) to (0.15)
Large Cap Growth Fund	12.68 to 14.80	1,832,424	13.24 to 15.43	25,218,826	—	1.25 to 1.65	4.23 to 4.65
Large Core Growth Fund	14.69 to 17.99	3,492,387	14.50 to 17.72	52,042,334	—	1.25 to 1.65	(1.51) to (1.12)
Large Cap Value Fund	14.76 to 73.36	4,955,709	16.21 to 80.87	110,861,332	—	1.25 to 1.65	9.79 to 10.23
Large Core Value Fund	13.41 to 16.09	5,562,227	14.48 to 17.33	83,572,278	—	1.25 to 1.65	7.76 to 8.19
Index 500 Fund	16.06 to 27.53	13,134,018	17.62 to 30.32	258,837,015	—	1.25 to 1.65	9.70 to 10.14
Mid Cap Growth Fund	11.26 to 24.68	4,531,990	11.81 to 25.94	67,779,010	—	1.25 to 1.65	4.68 to 5.10
Mid Cap Value Fund	15.17 to 38.81	4,427,606	17.49 to 44.93	113,298,480	—	1.25 to 1.65	15.29 to 15.75
Mid Core Value Fund	15.54 to 21.73	2,336,801	18.76 to 26.35	54,670,553	—	1.25 to 1.65	20.76 to 21.25
SMID Cap Growth Fund	15.15 to 17.75	2,309,123	15.83 to 18.63	39,836,129	—	1.25 to 1.65	4.54 to 4.95
SMID Cap Value Fund	15.61 to 18.08	2,567,774	19.22 to 22.36	53,672,979	—	1.25 to 1.65	23.16 to 23.65
Small Cap Growth Fund	11.64 to 35.83	2,705,599	12.47 to 38.47	50,344,977	—	1.25 to 1.65	6.94 to 7.36
Small Cap Value Fund	15.13 to 56.82	5,165,309	18.57 to 70.00	171,359,783	—	1.25 to 1.65	22.72 to 23.21
Small Cap Index Fund	14.61 to 16.74	3,227,040	17.29 to 19.82	57,792,326	—	1.25 to 1.65	18.41 to 18.88
Developed International Index Fund	10.27 to 12.53	4,557,799	10.16 to 12.40	49,656,233	—	1.25 to 1.65	(1.29) to (0.89)
International Equity Fund	12.83 to 45.75	9,962,293	11.97 to 42.85	185,866,638	—	1.25 to 1.65	(6.71) to (6.33)
Emerging Markets Equity Fund	8.61 to 9.44	9,575,481	8.96 to 9.85	88,385,376	—	1.25 to 1.65	4.07 to 4.49
Real Estate Securities Fund	15.42 to 29.61	4,435,404	16.00 to 30.84	101,687,912	—	1.25 to 1.65	3.77 to 4.18
Aggressive Allocation Fund	13.59 to 14.83	4,033,090	14.39 to 15.68	59,407,878	—	1.25 to 1.65	5.71 to 6.13
Moderately Aggressive Allocation Fund	13.21 to 14.47	14,823,139	13.98 to 15.37	219,346,963	—	1.25 to 1.65	5.77 to 6.19
Moderate Allocation Fund	12.37 to 13.42	23,388,522	13.02 to 14.18	320,370,758	—	1.25 to 1.65	5.22 to 5.64
Moderately Conservative Allocation Fund	11.57 to 12.78	7,316,370	12.06 to 13.38	94,053,256	—	1.25 to 1.65	4.30 to 4.72
Conservative Allocation Fund	10.68 to 11.99	4,429,926	11.00 to 12.40	52,770,743	—	1.25 to 1.65	3.00 to 3.42
High Income Bond Fund II	20.82 to 21.39	3,037	23.53 to 24.22	73,575	—	1.40 to 1.60	13.00 to 13.23
Financial Services Fund	9.80 to 10.07	—	11.17 to 11.50	—	—	1.40 to 1.60	13.99 to 14.22
Health Care Fund	26.56 to 27.30	—	23.61 to 24.31	—	—	1.40 to 1.60	(11.13) to (10.95)

Note 6.    Financial Highlights (continued)

	January 1, 2016	December 31, 2016			For the Year ended December 31, 2016
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Russell 2000 1.5x Strategy Fund	$17.37 to $17.85	1,093	$22.29 to $22.95	$24,354	—	1.40 to 1.60	28.35 to 28.61
Nova Fund	17.76 to 18.25	—	20.23 to 20.83	—	—	1.40 to 1.60	13.89 to 14.12
NASDAQ-100 Fund	26.69 to 27.43	—	27.84 to 28.67	—	—	1.40 to 1.60	4.30 to 4.51
Technology Fund	17.48 to 17.97	—	19.11 to 19.68	—	—	1.40 to 1.60	9.31 to 9.53
Inverse S&P 500 Strategy Fund	2.26 to 2.32	—	1.96 to 2.01	—	—	1.40 to 1.60	(13.40) to (13.23)
Government Long Bond 1.2x Strategy Fund	19.93 to 20.48	—	19.55 to 20.13	—	0.37	1.40 to 1.60	(1.91) to (1.71)
U.S. Government Money Market Fund	9.01 to 9.25	475	8.86 to 9.13	4,211	—	1.40 to 1.60	(1.58) to (1.38)
Utilities Fund	16.62 to 17.08	—	19.03 to 19.59	—	—	1.40 to 1.60	14.50 to 14.73
Equity Income Portfolio II	16.65 to 16.87	5,490	19.47 to 19.78	108,573	2.96	1.40 to 1.60	16.97 to 17.21
International Stock Portfolio	15.54 to 15.97	1,797	15.62 to 16.08	28,900	0.65	1.40 to 1.60	0.51 to 0.71

*

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, Account III does not record investment income.

**

These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded. Certain previously disclosed expense ratios were changed according to the revisions stated in Footnote 2.

***

These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period and reflects a range of actual product total returns.

****	On July 3, 2017 a new product was launched, Smart Foundation Advisory VA, which resulted in a partial year of total return ratios for 2017.

Note 7.    Subsequent Events

Management has evaluated events subsequent to December 31, 2020 and through the Account I Financial Statement date of issuance of April 7, 2021. As a result of the COVID-19 pandemic, economic uncertainties have arisen that are likely to negatively impact the Variable Account’s net assets. The extent to which the COVID-19 pandemic impacts the net assets will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

PM8675  05/21